Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.48%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.79%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.29%	April 15, 2019
Class B Notes	$47,350,000.00	1.71%	May 15, 2019
Class C Notes	$31,570,000.00	1.90%	September 15, 2019
Class D Notes	$31,570,000.00	2.40%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$381,577.72

Principal:
Principal Collections	$7,744,690.30
Prepayments in Full	$2,386,782.75
Liquidation Proceeds	$75,300.92
Recoveries	$58,131.41
Sub Total	$10,264,905.38
Collections	$10,646,483.10

Purchase Amounts:
Purchase Amounts Related to Principal	$192,132.92
Purchase Amounts Related to Interest	$1,030.12
Sub Total	$193,163.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,839,646.14

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,839,646.14
Servicing Fee	$83,604.15	$83,604.15	$0.00	$0.00	$10,756,041.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,756,041.99
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,756,041.99
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,756,041.99
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$10,756,041.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,756,041.99
Interest - Class B Notes	$49,115.54	$49,115.54	$0.00	$0.00	$10,706,926.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,706,926.45
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$10,656,940.62
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,656,940.62
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$10,593,800.62
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,593,800.62
Regular Principal Payment	$10,211,688.71	$10,211,688.71	$0.00	$0.00	$382,111.91
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$382,111.91
Residual Released to Depositor	$0.00	$382,111.91	$0.00	$0.00	$0.00
Total		$10,839,646.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,211,688.71
Total					$10,211,688.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$10,211,688.71	$215.66	$49,115.54	$1.04	$10,260,804.25	$216.70
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$10,211,688.71	$6.34	$162,241.37	$0.10	$10,373,930.08	$6.44

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$34,467,049.08	0.7279208	$24,255,360.37	0.5122568
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$97,607,049.08	0.0606229	$87,395,360.37	0.0542805

Pool Information
Weighted Average APR	4.192%	4.230%
Weighted Average Remaining Term	16.70	16.07
Number of Receivables Outstanding	15,827	14,961
Pool Balance	$100,324,977.54	$89,757,929.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$97,607,049.08	$87,395,360.37
Pool Factor	0.0609435	0.0545244

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$2,362,569.31
Targeted Overcollateralization Amount	$2,362,569.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,362,569.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		105	$168,140.97
(Recoveries)		135	$58,131.41
Net Loss for Current Collection Period			$110,009.56
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.3158%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2607%
Second Preceding Collection Period			1.2029%
Preceding Collection Period			1.0615%
Current Collection Period			1.3890%
Four Month Average (Current and Preceding Three Collection Periods)			0.9785%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,863	$12,312,092.24
(Cumulative Recoveries)			$2,417,194.43
Cumulative Net Loss for All Collection Periods			$9,894,897.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6011%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,099.96
Average Net Loss for Receivables that have experienced a Realized Loss			$1,687.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.40%	336	$3,053,504.33
61-90 Days Delinquent	0.33%	32	$295,839.09
91-120 Days Delinquent	0.04%	3	$37,642.64
Over 120 Days Delinquent	0.85%	51	$759,480.15
Total Delinquent Receivables	4.62%	422	$4,146,466.21

Repossession Inventory:
Repossessed in the Current Collection Period		9	$92,718.21
Total Repossessed Inventory		16	$173,006.49

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5926%
Preceding Collection Period			0.5813%
Current Collection Period			0.5748%
Three Month Average			0.5829%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer